Impairment (Details 4)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Producing Properties Relating To Oil And Gas Activities In Brazil Several Cgus [Member]
IfrsStatementLineItems [Line Items]
Posttax discount rates excluding inflation	7.60%	7.60%
RT&M in Brazil – postponed projects [Member]
IfrsStatementLineItems [Line Items]
Posttax discount rates excluding inflation	7.70%	7.00%